Segment Reporting (Schedule Of Segment Operating Income) (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Oct. 01, 2015	Jul. 02, 2015	Apr. 02, 2015	Dec. 29, 2014	Sep. 29, 2014	Jun. 29, 2014	Mar. 29, 2014	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Segment Reporting Information [Line Items]
Revenue		$ 136.4	$ 111.7	$ 121.5	$ 76.9	$ 123.1	$ 100.8	$ 99.9	$ 70.2			$ 446.5	$ 394.0	$ 462.8
Operating costs												121.1	115.3	142.6
Selling and marketing costs	$ 19.1			17.0						$ 37.7	$ 33.0	72.3	57.6	61.5
Administrative and other costs												38.6	29.5	30.1
Merger termination fee and related merger costs				0.9							41.8	41.8
Depreciation and amortization	8.9			8.2						17.6	16.2	32.2	32.4	26.6
Interest and other non-operating costs	13.3			12.9						26.5	27.4	52.9	62.1	38.4
Income (loss) before income taxes	$ 33.2			$ 42.5						$ 25.8	$ 3.8	87.6	97.1	163.6
Advertising [Member]
Segment Reporting Information [Line Items]
Revenue												446.5	394.0	426.3
Operating costs												103.3	97.0	98.4
Selling and marketing costs												66.8	54.8	56.1
Administrative and other costs												3.5	2.8	2.9
Income (loss) before income taxes												272.9	239.4	268.9
Fathom Events [Member]
Segment Reporting Information [Line Items]
Revenue														36.5
Operating costs														25.5
Selling and marketing costs														3.6
Administrative and other costs														0.9
Income (loss) before income taxes														6.5
Network, Administrative And Unallocated Costs [Member]
Segment Reporting Information [Line Items]
Operating costs												17.8	18.3	18.7
Selling and marketing costs												5.5	2.8	1.8
Administrative and other costs												35.1	26.7	26.3
Merger termination fee and related merger costs												41.8
Depreciation and amortization												32.2	32.4	26.6
Interest and other non-operating costs												52.9	62.1	38.4
Income (loss) before income taxes												$ (185.3)	$ (142.3)	$ (111.8)